Note 16 - Contingencies, Environmental And Legal Matters (Tables)	12 Months Ended
Dec. 31, 2014
Loss Contingency [Abstract]
Schedule of Change in Asset Retirement Obligation
The AROs are included in the other long-term liabilities in the Consolidated Balance Sheets as of December 31, 2014 and December 31, 2013. Changes in the Company’s AROs are as follows (amounts in millions):

Successor:
Balance, April 23, 2013 (inception)	$—
Acquisitions	4.8
Balance, December 31, 2013	4.8
Acquisitions	13.2
Additional obligations incurred	0.5
Accretion expense	0.7
Payments	(0.2)
Foreign currency adjustments	(0.5)
Balance, December 31, 2014	$18.5

Predecessor:
Balance, December 31, 2012	$2.3
Settlements	(0.1)
Accretion expense	0.1
Foreign currency adjustments	(0.1)
Balance, October 31, 2013	$2.2